Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Consolidated net loss	$ (279,500)	$ (255,485)
Less: Loss from discontinued operations (Note 4)	(3,889)	(38,608)
Net loss from continuing operations before noncontrolling interest	(275,611)	(216,877)
Adjustments for:
Fair value gain on financial liabilities	(23,023)	(63,088)
Shares issued for consulting services	79
Depreciation and amortization	32,303	19,028
Amortization on intangible assets	58,646	57,122
Impairment of goodwill and other assets	6,320	117,950
Incremental costs to acquire cannabis inventory in business combination		6,217
Deferred tax (benefit) expense	(7,448)	1,588
Amortization of financing costs	2,341	2,292
Amortization on financing premium	(3,018)	(3,018)
Employee retention credits recorded in other income	(5,238)
Loss (gain) on disposal of property, plant, and equipment	91	(8)
Loss on the disposal of Arizona business	182,464
Changes in operating assets and liabilities, net of business combinations:
Accounts receivable	(6,053)	63
Inventory	(6,252)	(12,536)
Prepaid expenses, deposits, and other current assets	(657)	1,360
Trade payables	(296)	(6,548)
Accrued liabilities	2,804	1,199
Accrued interest payable	(42)	(2,686)
Lease liabilities - operating	2,712	1,799
Income tax payable	47,848	16,689
Cash provided by (used in) continuing operations	24,382	(32,632)
Cash provided by (used in) discontinued operations	2,783	(1,533)
Cash provided by (used in) operating activities	27,165	(34,165)
Investing activities
Purchase of property, plant, and equipment	(27,697)	(58,830)
Capitalized interest	(9,981)	(14,490)
Cash paid for business combinations and asset acquisitions, net of cash acquired	(1,500)	(11,546)
Cash paid for business combinations and asset acquisitions, working capital	(2,600)	(2,205)
Proceeds from the sale of assets, net of transaction costs		31,433
Cash received (paid) for bridge financing	(73)	70
Advances to related entities		(6,148)
Deposits for business combinations, net of cash on hand		(2,825)
Purchase of intangible asset	(1,925)	(4,000)
Cash used in investing activities from continuing operations	(43,776)	(68,541)
Proceeds from sale of Arizona - discontinued operation	18,084
Cash received for working capital - discontinued operations	1,583
Cash (paid) received for investing activities - discontinued operations	(44)	2,044
Cash provided by investing activities of discontinued operations	19,623	2,044
Cash used in investing activities	(24,153)	(66,497)
Financing activities
Proceeds from exercise of options		300
Proceeds from issuance of notes payable, net of financing costs	10,665	51,713
Debt issuance costs paid	(9,049)
Proceeds from financing transaction, net of financing costs	39,100	27,600
Payment for settlement of contingent consideration	(10,475)	(10,000)
Deposits paid for financing lease and note payable		(924)
Tax withholding on stock-based compensation awards	(366)	(5,258)
Repayments of debts payable	(52,029)	(17,923)
Repayments of lease liabilities - finance (principal portion)	(10,608)	(9,596)
Repurchase of Equity Shares		(8,430)
Cash (used in) provided by financing activities by continuing operations	(32,762)	27,482
Cash used in financing activities from discontinued operations	(124)	(522)
Cash (used in) provided by financing activities	(32,886)	26,960
Net decrease in cash and cash equivalents and restricted cash	(29,874)	(73,702)
Cash, cash equivalents and restricted cash beginning of the period	80,640	150,142
Cash, cash equivalents and restricted cash excluding Cash included in assets held-for-sale		76,827
Cash included in assets held-for-sale	3,813	4,200
Cash, cash equivalents and restricted cash end of the period	50,766	80,640
Supplemental disclosure of cash flow information:
Interest paid during the period, net	49,914	49,231
Income taxes paid during the period	7,078	30,915
Non-cash investing and financing activities:
Recognition of right-of-use assets for operating leases	19,184	54,396
Recognition of right-of-use assets for finance leases	5,470	32,444
Issuance of promissory note related to business combinations	1,580	16,000
Conversion of convertible note related to business combination	2,800
Issuance of Equity Shares related to business combinations and asset acquisitions	115	6,352
Issuance of Equity Shares related to settlement of contingent consideration	4,647	11,748
Issuance of promissory note related to settlement of contingent consideration	14,000	14,934
Settlement of contingent consideration	38,420
Capital expenditure disbursements for cultivation facility	2,024	8,402
Cancellation of Equity Shares		78
Extinguishment of note payable related to sale of Arizona business	22,505
Extinguishment of accrued interest payable related to sale of Arizona business	1,165
Reduction of lease liabilities related to sale of Arizona business	16,734
Reduction of right-of-use assets related to sale of Arizona business	16,739
Non-related party debt
Adjustments for:
Stock-based compensation	$ 16,412	46,115
Related party debt
Adjustments for:
Stock-based compensation - related party		$ 707